Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Computer and office equipment	99,255	99,255	13,942
Less: accumulated depreciation	(93,670)	(99,255)	(13,942)
Total	5,585	-	-

Depreciation expenses recognized for the years ended September 30, 2023, 2024 and 2025 were RMB32,756, RMB10,239 and RMB5,585 (US$785), respectively.